                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               --------

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Alleghany Corporation
Address:   7 Times Square Tower, 17th Floor
           New York, NY 10036

Form 13F File Number: 28-1590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter R. Sismondo
Title:   Vice President
Phone:   212-752-1356

Signature, Place, and Date of Signing:


/s/ Peter R. Sismondo                    New York, NY   May 14, 2007
-------------------------------------   -------------   ------------
[Signature]                             [City, State]      [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    Form 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  3

Form 13F Information Table Entry Total:            73

Form 13F Information Table Value Total:    $1,153,604
                                          (thousands)

List of Other Included Managers:

     No.   Form 13F File Number                 Name

     2                            RSUI Indemnity Company
     3                            Capitol Indemnity Corporation
     4                            Alleghany Insurance Holdings LLC

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 03/31/07

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5          COLUMN 6    COLUMN 7    COLUMN 8
---------------------------------------------------------------------------------------------------------------------------
                                                                                       INVESTMENT                VOTING
                                                        MARKET                         DISCRETION               AUTHORITY
                                                        VALUE      SHRS OR SH/ PUT/ SOLE SHRD OTHER          SOLE SHRD NONE
       NAME OF ISSUER        TITLE OF CLASS   CUSIP    (X 1000)   PRIN AMT PRN CALL  (A)  (B)  (C)   MANAGER  (A)  (B)  (C)
---------------------------------------------------------------------------------------------------------------------------
PLATINUM UNDERWRITER HLDGS L COM            G7127P100    12,832    400,000  SH                  X       4      X
AT&T INC                     COM            00206R102     1,972     50,000  SH                  X       4      X
AGILENT TECHNOLOGIES INC     COM            00846U101     1,011     30,000  SH                  X       4      X
ALEXANDER & BALDWIN INC      COM            014482103     1,009     20,000  SH                  X       4      X
AMERICAN EXPRESS CO          COM            025816109     1,410     25,000  SH                  X       4      X
AMERICAN INTL GROUP INC      COM            026874107     1,344     20,000  SH                  X       4      X
AMERIPRISE FINL INC          COM            03076C106       286      5,000  SH                  X       4      X
ANADARKO PETE CORP           COM            032511107    32,235    750,000  SH             X            2      X
ANADARKO PETE CORP           COM            032511107    10,745    250,000  SH             X            3      X
APACHE CORP                  COM            037411105    34,466    487,500  SH             X            2      X
APACHE CORP                  COM            037411105    11,489    162,500  SH             X            3      X
APPLERA CORP                 COM AP BIO GRP 038080103     1,479     50,000  SH                  X       4      X
APPLIED MATLS INC            COM            038222105       916     50,000  SH                  X       4      X
AUTODESK INC                 COM            052769106     1,128     30,000  SH                  X       4      X
BELO CORP                    COM SER A      080555105       934     50,000  SH                  X       4      X
BERKSHIRE HATHAWAY INC DEL   CL B           084670207     1,456        400  SH                  X       4      X
BERKSHIRE HATHAWAY INC DEL   CL B           084670207     4,117      1,131  SH             X            3      X
BOEING CO                    COM            097023105     1,334     15,000  SH                  X       4      X
BURLINGTON NORTHN SANTA FE C COM            12189T104   437,700  5,000,000  SH        X                 1      X
CATERPILLAR INC DEL          COM            149123101     1,676     25,000  SH                  X       4      X
CHEVRON CORP NEW             COM            166764100     1,556     20,000  SH             X            1      X
CHEVRON CORP NEW             COM            166764100    30,693    415,000  SH             X            2      X
CHEVRON CORP NEW             COM            166764100    11,464    155,000  SH             X            3      X
CHEVRON CORP NEW             COM            166764100     8,136    110,000  SH             X            4      X
CHUBB CORP                   COM            171232101     1,550     30,000  SH                  X       4      X
CIMAREX ENERGY CO            COM            171798101    11,106    300,000  SH             X            2      X
CIMAREX ENERGY CO            COM            171798101     7,404    200,000  SH             X            3      X
COCA COLA CO                 COM            191216100     1,200     25,000  SH                  X       4      X
CONOCOPHILLIPS               COM            20825C104     1,387     20,000  SH             X            1      X
CONOCOPHILLIPS               COM            20825C104    21,872    320,000  SH             X            2      X
CONOCOPHILLIPS               COM            20825C104    12,303    180,000  SH             X            3      X
CONOCOPHILLIPS               COM            20825C104    34,859    510,000  SH             X            4      X
COSTCO WHSL CORP NEW         COM            22160K105     1,615     30,000  SH                  X       4      X
DTE ENERGY CO                COM            233331107     5,748    120,000  SH             X            2      X
DTE ENERGY CO                COM            233331107     1,916     40,000  SH             X            3      X
DARWIN PROFESSIONAL UNDERWRI COM            237502109   235,683  9,371,096  SH             X            4      X
DEERE & CO                   COM            244199105     1,630     15,000  SH                  X       4      X
DEVON ENERGY CORP NEW        COM            25179M103    38,936    562,500  SH             X            2      X
DEVON ENERGY CORP NEW        COM            25179M103    12,979    187,500  SH             X            3      X
DISNEY WALT CO               COM DISNEY     254687106     1,549     45,000  SH                  X       4      X
DOMINION RES INC VA NEW      COM            25746U109    11,984    135,000  SH             X            2      X
DOMINION RES INC VA NEW      COM            25746U109     5,770     65,000  SH             X            3      X
DOW CHEM CO                  COM            260543103       917     20,000  SH                  X       4      X
DU PONT EI DE NEMOURS & CO   COM            263534109     1,483     30,000  SH                  X       4      X
EXXON MOBIL CORP             COM            30231G102     2,264     30,000  SH                  X       4      X
FEDEX CORP                   COM            31428X106     1,611     15,000  SH                  X       4      X
FIFTH THIRD BANCOP           COM            316773100       774     20,000  SH                  X       4      X
FREEPORT-MCMORAN COPPER & GO CL B           35671D857    14,893    225,000  SH             X            2      X
FREEPORT-MCMORAN COPPER & GO CL B           35671D857     4,964     75,000  SH             X            3      X
GENERAL ELECTRIC CO          COM            369604103     1,591     45,000  SH                  X       4      X
GREAT PLAINS ENERGY INC      COM            391164100     3,245    100,000  SH             X            2      X
GREAT PLAINS ENERGY INC      COM            391164100     1,947     60,000  SH             X            3      X
HSBC HLDGS PLC               SPON ADR NEW   404280406    17,562    200,000  SH             X            2      X
HSBC HLDGS PLC               SPON ADR NEW   404280406     8,781    100,000  SH             X            3      X
HOME DEPOT INC               COM            437076102       735     20,000  SH                  X       4      X
IDEARC INC                   COM            451663108       527     15,000  SH             X            2      X
IDEARC INC                   COM            451663108       351     10,000  SH             X            3      X
INTEL CORP                   COM            458140100     1,339     70,000  SH                  X       4      X
INTERNATIONAL BUSINESS MACHS COM            459200101     1,131     12,000  SH                  X       4      X
INTUIT                       COM            461202103       547     20,000  SH                  X       4      X
JOHNSON AND JOHNSON          COM            478160104     1,205     20,000  SH                  X       4      X
KELLOGG                      COM            487836108     1,029     20,000  SH                  X       4      X
LAUDER ESTEE COS INC         CL A           518439104     1,221     25,000  SH                  X       4      X
LIBERTY MEDIA HLDG CORP      CAP COM SER A  53071M302       608      5,500  SH                  X       4      X
LILLY ELI & CO               COM            532457108     1,611     30,000  SH                  X       4      X
LINCOLN NATIONAL CORP IND    COM            534187109     1,218     17,963  SH                  X       4      X


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

MAGNA INTL INC               CL A           559222401     5,006     66,650  SH             X            2      X
MAGNA INTL INC               CL A           559222401     2,505     33,350  SH             X            3      X
MANPOWER INC                 COM            56418H100     1,475     20,000  SH                  X       4      X
MCCLATCHY CO                 COM            579489105       948     30,000  SH                  X       4      X
MEDTRONIC INC                COM            585055106     1,472     30,000  SH                  X       4      X
MICROSOFT CORP               COM            594918104     1,951     70,000  SH                  X       4      X
MILLIPORE CORP               COM            601073109     1,449     20,000  SH                  X       4      X
NEWS CORP                    CL A           65248E104     1,618     70,000  SH                  X       4      X
NOBLE ENERGY INC             COM            655044105     1,790     30,000  SH                  X       4      X
NORDSTROM INC                COM            655664100     1,588     30,000  SH                  X       4      X
NOVARTIS AG                  SPONSORED ADR  66987V109     1,366     25,000  SH                  X       4      X
PFIZER INC                   COM            717081103     3,284    130,000  SH             X            2      X
PFIZER INC                   COM            717081103     1,768     70,000  SH             X            3      X
PROCTER & GAMBLE CO          COM            742718109     1,895     30,000  SH                  X       4      X
SCHLUMBERGER LTD             COM            806857108     2,419     35,000  SH                  X       4      X
SIGMA ALDRICH CORP           COM            826552101     1,246     30,000  SH                  X       4      X
SONY CORP                    ADR NEW        835699307     1,262     25,000  SH                  X       4      X
STATE STR CORP               COM            857477103       971     15,000  SH                  X       4      X
SYSCO CORP                   COM            871829107       677     20,000  SH                  X       4      X
TEXAS INSTRS INC             COM            882508104       602     20,000  SH                  X       4      X
3M CO                        COM            88579Y101     1,681     22,000  SH                  X       4      X
VERIZON COMMUNICATIONS       COM            92343V104    11,376    300,000  SH             X            2      X
VERIZON COMMUNICATIONS       COM            92343V104     7,584    200,000  SH             X            3      X
WACHOVIA CORP 2ND NEW        COM            929903102     1,101     20,000  SH                  X       4      X
WAL MART STORES INC          COM            931142103     1,878     40,000  SH                  X       4      X
WASHINGTON POST CO           CL B           939640108       764      1,000  SH                  X       4      X
WEYERHAUSER CO               COM            962166104     1,495     20,000  SH                  X       4      X

GRAND TOTAL                                           1,153,604 22,866,090


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